Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Operating activities
Income (loss) for the year	$ (234,467)	$ (199,953)	$ 92,549
Adjusted for:
Impairment of mineral property interest			1
Interest income	(2,338)	(2,112)	(2,971)
Interest expense			17,385
Gain on settlement of debenture			(431,645)
Changes in working capital items:
Amounts receivable and other assets	(1,586)	527	9,650
Amounts payable and other liabilities	(1,323)	216	2
Due to a related party	(380,192)	118,722	205,167
Net cash used in operating activities	(619,906)	(82,600)	(109,862)
Investing activities
Interest received	2,338	2,112	2,971
Net cash provided by investing activities	2,338	2,112	2,971
Financing activities
Proceeds from private placement	458,863
Principal payment on convertible debenture			(28,355)
Interest paid on convertible debenture			(20,342)
Net cash provided by (used in) financing activities	458,863		(48,697)
Decrease in cash	(158,705)	(80,488)	(155,588)
Cash, beginning of the year	225,910	306,398	461,986
Cash, end of the year	67,205	225,910	306,398
Non-cash investing and financing activities:
Settlement of debenture paid through issuance of shares			$ 40,000